Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 142	$ 216
Net amount generated/arising in current year, actuarial (gains)/losses	(84)	(56)
Amortization, actuarial (gains)/losses	(3)	(12)
Foreign currency translation, actuarial (gains)/losses before tax	(10)	(6)
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	45	142
Accumulated other comprehensive loss, prior service cost, beginning balance	2	3
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustment	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	1	2
Accumulated other comprehensive loss Total, beginning balance	144	219
Net amount generated/arising in current year, Total	(84)	(56)
Amortization, Total	(4)	(13)
Foreign currency translation adjustment, Total	(10)	(6)
Accumulated other comprehensive loss Total, ending balance	$ 46	$ 144